Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 16 – Commitments and Contingencies

Guaranty provided for related party

As of December 31, 2017, the Company provided a guaranty on behalf of Forasen Group’s outstanding line of credit of $8,771,659 (RMB 57,070,000) by pledging the Company’s building with carrying value approximately of $8.8 million as the collateral for the loan and notes. The guaranty will expire on July 23, 2020. As of December 31, 2016, the Company provided a guaranty on behalf of Forasen Group’s outstanding line of credit of $8,645,459 (RMB 60,050,000) by pledging the Company’s building with a net book value of approximately $4.0 million as the collateral for the loan and notes. The guaranty on the line of credit expired on April 8, 2017.

E-Motors also leased certain factory and apartment for employees under operating leases through August 2018. The minimum lease payments under operating leases agreement were $65,131. The rental expense for the year ended December 31, 2017 was $73,184.